STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3%
Alabama - 1.6%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	5,000,000	5,710,811
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	9,125,000	9,461,111
				15,171,922
Arizona - 2.9%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2024	870,000	967,767
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2023	800,000	866,703
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2022	500,000	524,763
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp.)	5.00	6/3/2024	7,000,000	7,928,068
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Honorhealth Obligated Group) Ser. A	5.00	9/1/2021	725,000	733,717
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2024	6,000,000	6,648,885
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2023	6,000,000	6,376,848
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management Project) Ser. A2	2.20	6/3/2024	3,350,000	3,532,898
				27,579,649
Arkansas - .3%
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	4.00	6/1/2029	1,000,000	1,196,646

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Arkansas - .3% (continued)
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	5.00	6/1/2027	1,000,000		1,250,074
				2,446,720
California - 7.6%
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. B	2.25	4/1/2022	7,500,000		7,552,273
California, GO, Refunding	5.00	12/1/2025	3,500,000		4,218,195
California, GO, Refunding	5.00	9/1/2024	5,000,000		5,700,067
California, GO, Refunding	5.00	9/1/2025	5,000,000		5,896,716
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2022	350,000		363,894
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	400,000		473,417
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	380,000		434,023
California Health Facilities Financing Authority, Revenue Bonds, Ser. D	5.00	11/1/2022	1,100,000		1,176,041
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	4.00	11/1/2025	1,025,000		1,178,818
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (The J. Paul Getty Trust) Ser. A, 1 Month LIBOR x.7 +.33%	0.41	4/1/2022	5,000,000	[a]	5,004,362
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	0.45	7/1/2021	5,000,000	[b]	5,000,320
California Pollution Control Financing Authority, Revenue Bonds, Refunding (American Water Capital Project)	0.60	9/1/2023	1,000,000		1,000,180
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	2.13	11/15/2027	3,000,000	[b]	3,024,704
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	2.38	11/15/2028	1,000,000	[b]	1,008,209
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2023	5,000,000		5,307,777

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
California - 7.6% (continued)
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2024	1,520,000	1,677,171
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2026	5,000,000	5,899,252
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2023	2,460,000	2,606,878
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2024	4,350,000	4,800,105
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2023	260,000	278,464
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2022	250,000	259,092
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2021	240,000	240,000
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2024	4,825,000	5,308,215
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2023	3,000,000	3,172,529
Western Placer Unified School District, BAN	2.00	6/1/2025	1,000,000	1,031,798
				72,612,500
Colorado - 3.0%
Colorado Housing & Finance Authority, Revenue Bonds (Multi-Family Project) Ser. B2	1.35	2/1/2022	5,000,000	5,008,315
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	2,855,000	3,179,697
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	2,750,000	3,003,046
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	2,065,000	2,281,475
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2022	6,500,000	6,945,472

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Colorado - 3.0% (continued)
University of Colorado, Revenue Bonds, Refunding (Green Bond) Ser. C	2.00	10/15/2024	7,500,000	7,888,395
				28,306,400
Connecticut - 2.8%
Connecticut, GO, Ser. C	4.00	6/1/2023	400,000	430,655
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2022	500,000	519,902
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2023	550,000	590,932
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2024	650,000	718,356
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000	679,029
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. A2	5.00	7/1/2022	11,960,000	12,600,796
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. C2	5.00	2/1/2023	5,000,000	5,408,081
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	4,055,000	4,480,387
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. E-E3	1.63	11/15/2022	1,105,000	1,106,054
				26,534,192
District of Columbia - .8%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. C	1.75	10/1/2024	7,000,000	7,295,109
Florida - 3.0%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2023	1,100,000	1,197,196

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Florida - 3.0% (continued)
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2024	1,900,000		2,192,048
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000		1,434,460
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2023	1,250,000		1,382,915
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000		1,329,381
Florida Housing Finance Corp., Revenue Bonds (Parrish Oaks) Ser. A	1.25	2/1/2022	1,500,000		1,511,211
JEA Electric System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	800,000		889,636
Lake County School Board, COP, Refunding, Ser. B	5.00	6/1/2022	1,620,000	[c]	1,698,598
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2021	3,890,000		3,951,222
Palm Beach County Airport System, Revenue Bonds, Refunding	5.00	10/1/2022	710,000		755,088
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2022	1,875,000		1,981,373
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.26	7/1/2025	10,000,000		10,123,469
				28,446,597
Georgia - 2.7%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2024	1,400,000		1,596,401
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000		1,610,639
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000		1,119,150
Fayette County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Obligated Group)	5.00	7/1/2024	2,000,000		2,233,357
Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Ser. A2	3.75	12/1/2023	1,765,000		1,878,622
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2022	1,000,000		1,044,745
Main Street Natural Gas, Revenue Bonds, Ser. B	4.00	12/2/2024	2,600,000		2,905,391

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Georgia - 2.7% (continued)
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	8,000,000		8,289,265
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	5,000,000		5,180,790
				25,858,360
Hawaii - 1.1%
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000		5,460,716
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000		5,465,977
				10,926,693
Idaho - .1%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group) (LOC; U.S Bank NA) Ser. C	0.02	3/1/2048	500,000	[d]	500,000
Illinois - 7.5%
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2023	730,000		754,630
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2024	850,000		894,968
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2022	710,000		718,764
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2025	5,000,000		5,712,757
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2024	500,000		552,814
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2023	500,000		532,942
Chicago O'Hare International Airport, Revenue Bonds, Refunding (Passenger Facility Charge) Ser. B	5.00	1/1/2025	3,440,000		3,533,227
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	3,000,000	[c]	3,082,433
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000		1,070,790
Illinois, GO	5.00	6/1/2024	5,000,000		5,663,901
Illinois, GO, Ser. A	5.00	3/1/2024	2,000,000		2,245,068
Illinois, GO, Ser. D	5.00	11/1/2021	5,000,000		5,097,751
Illinois Finance Authority, Revenue Bonds (Northwestern Memorial Healthcare Obligated Group) Ser. B	5.00	12/15/2022	10,680,000		11,465,862

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Illinois - 7.5% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Network Obligated Group)	5.00	8/1/2024	10,000,000	[c] 11,478,848
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,750,000	3,113,400
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2023	1,400,000	1,544,514
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2025	3,500,000	4,143,982
Illinois Housing Development Authority, Revenue Bonds (Century Woods) (Insured; Government National Mortgage Association Collateral)	1.90	10/1/2021	5,000,000	5,028,516
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	5,000,000	5,234,142
				71,869,309
Indiana - 1.0%
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. B	0.95	4/1/2026	3,300,000	3,301,358
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	6,000,000	6,407,297
				9,708,655
Iowa - .5%
Iowa Finance Authority, Revenue Bonds (Green Bond) (LOC; CITIBANK NA)	1.50	4/1/2024	3,000,000	3,033,845
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2023	515,000	569,507
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000	671,029
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2024	540,000	618,143
				4,892,524
Kansas - .5%
Johnson County Unified School District No. 512, GO, Refunding, Ser. A	2.25	10/1/2023	3,790,000	3,790,448
Lenexa, GO, Ser. B	1.63	9/1/2021	1,000,000	1,000,742
				4,791,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Kentucky - 2.4%
Carroll County, Revenue Bonds, Refunding (Kentucky Utilities Co.)	1.20	6/1/2021	6,000,000	6,000,000
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	5.00	11/1/2023	1,250,000	1,392,173
Kentucky Property & Building Commission, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2021	10,000,000	10,201,721
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. B	4.00	1/1/2025	1,500,000	1,669,848
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,000,000	1,155,367
Owen County, Revenue Bonds, Refunding (Kentucky-American Water Obligated Group) Ser. 2020	0.70	9/1/2023	2,500,000	2,502,154
				22,921,263
Louisiana - .8%
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A	0.60	5/1/2023	4,000,000	4,006,191
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2023	1,100,000	1,208,830
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2025	1,100,000	1,304,353
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2024	1,000,000	1,143,009
				7,662,383
Maine - .8%
Maine Housing Authority, Revenue Bonds, Refunding, Ser. E-1	3.60	11/15/2026	1,470,000	1,598,454
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	2,665,000	2,955,889
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	3,115,000	3,451,982
				8,006,325
Maryland - 1.3%
Harford County, GO, Refunding, Ser. B	5.00	7/1/2023	6,125,000	6,745,343

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Maryland - 1.3% (continued)
Maryland, GO, Refunding, Ser. B	5.00	8/1/2022	5,000,000		5,286,083
				12,031,426
Massachusetts - 3.2%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare) Ser. S5, 1 Month MUNIPSA +.42%	0.47	1/27/2022	5,500,000	[a]	5,503,644
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2022	550,000		577,636
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	575,000		577,158
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2024	720,000		821,369
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2021	250,000		253,901
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2022	275,000		292,197
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2023	300,000		330,644
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2022	3,000,000		3,155,780
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2021	1,000,000		1,003,023
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2022	2,000,000		2,103,853
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2021	1,150,000		1,154,401
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (University of Massachusetts) Ser. A	1.85	4/1/2022	5,000,000		5,070,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Massachusetts - 3.2% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2023	350,000		383,445
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2022	500,000		524,900
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2024	500,000		568,821
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000		5,379,365
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	2.17	8/1/2023	2,600,000	[e]	2,734,507
				30,434,747
Michigan - 1.3%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2021	500,000		501,963
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2021	1,000,000		1,003,926
Grand Traverse County Hospital Finance Authority, Revenue Bonds, Refunding (Munson Healthcare Obligated Group) (LOC; PNC Bank NA) Ser. C	0.02	7/1/2041	500,000	[d]	500,000
Michigan Housing Development Authority, Revenue Bonds, Ser. A1	1.50	10/1/2022	1,000,000		1,000,802
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000		6,867,256
Michigan Strategic Fund, Revenue Bonds, Refunding, Ser. CC	1.45	9/1/2021	1,000,000		1,003,062
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2026	450,000		547,704
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2024	570,000		652,631

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Michigan - 1.3% (continued)
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2023	225,000	248,241
				12,325,585
Minnesota - 1.6%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	6,340,000	6,804,492
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	1,415,000	1,557,923
Rochester, Revenue Bonds, Refunding (Mayo Clinic) Ser. C	4.50	11/15/2021	5,110,000	5,207,941
Rochester Independent School District No. 535, COP, Ser. B	5.00	2/1/2022	1,560,000	1,609,935
				15,180,291
Missouri - 1.5%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2025	650,000	735,242
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2024	1,000,000	1,094,837
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2023	700,000	738,074
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	5.00	3/1/2025	1,250,000	1,458,146
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	5.00	3/1/2025	1,740,000	2,019,174
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,097,541
Missouri Development Finance Board, Revenue Bonds, Refunding (The Nelson Gallery Foundation) Ser. A	3.00	12/1/2022	3,540,000	3,682,444

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Missouri - 1.5% (continued)
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	2,360,000	2,604,202
				14,429,660
Nebraska - 1.0%
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	5,000,000	5,475,614
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	4,150,000	4,480,259
				9,955,873
Nevada - 1.8%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2024	1,175,000	1,269,439
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2022	8,220,000	8,629,455
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.)	2.05	4/15/2022	7,500,000	7,613,211
				17,512,105
New Hampshire - .7%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	4,200,486
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	2,100,243
				6,300,729
New Jersey - 6.6%
New Jersey, GO (COVID-19 Emergency Bond) Ser. A	4.00	6/1/2023	5,000,000	5,373,797
New Jersey, GO (COVID-19 Emergency Bond) Ser. A	5.00	6/1/2024	6,000,000	6,826,962
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	1,500,000	1,563,759
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. B	1.20	6/1/2023	2,500,000	2,531,414

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
New Jersey - 6.6% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. N1	5.50	9/1/2025	1,250,000		1,512,312
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey-American Water Co.) Ser. E	0.85	12/1/2025	3,100,000		3,079,281
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) Ser. GGG	5.25	9/1/2024	10,000,000	[b]	11,514,325
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2023	220,000		241,306
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2022	200,000		209,855
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2025	400,000		470,222
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2024	300,000		341,799
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2024	1,750,000		2,029,941
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2022	10,000,000		10,494,901
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	12/15/2021	10,000,000		10,268,619
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2025	5,125,000		5,737,325
The Bergen County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	8/15/2022	1,000,000		1,032,464
				63,228,282
New Mexico - 1.2%
New Mexico Finance Authority, Revenue Bonds, Ser. C	5.00	6/1/2022	4,200,000		4,200,000
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2021	1,210,000		1,229,046

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
New Mexico - 1.2% (continued)
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	5,500,000		6,430,997
				11,860,043
New York - 13.2%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2023	1,225,000		1,364,317
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2022	875,000		935,512
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2021	840,000		860,334
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000		7,233,964
Metropolitan Transportation Authority, BAN, Ser. A	5.00	3/1/2022	10,000,000		10,358,959
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	10,000,000		10,774,268
Metropolitan Transportation Authority, BAN, Ser. D1	5.00	9/1/2022	10,000,000		10,588,505
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,200,000		2,481,616
New York City, GO, Refunding, Ser. D	1.22	8/1/2026	3,920,000		3,916,051
New York City, GO, Ser. D3	5.00	2/1/2024	5,000,000		5,480,191
New York City Housing Development Corp., Revenue Bonds (Sustainable Development Bond) (LOC; Federal Housing Administration) Ser. D2	0.70	11/1/2024	2,000,000		2,007,458
New York City Housing Development Corp., Revenue Bonds (Sustainable Neighborhood Fund) Ser. C2	1.70	7/1/2021	4,280,000		4,285,070
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2023	4,100,000		4,487,289
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; National Public Finance Guarantee Corp.)	3.47	3/1/2023	2,000,000	[e]	2,051,804
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. BB-4	0.02	6/15/2050	1,000,000	[d]	1,000,000
New York City Water & Sewer System, Revenue Bonds, Ser. BB	0.02	6/15/2049	440,000	[d]	440,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
New York - 13.2% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. 2020A	5.00	7/1/2021	1,000,000	1,003,959
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. 2020A	5.00	7/1/2023	1,000,000	1,098,854
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.55	11/1/2022	1,390,000	1,435,877
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.65	5/1/2023	2,000,000	2,092,319
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA) Ser. M-2	0.75	11/1/2025	5,000,000	5,002,784
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA, FNMA, FHLMC) Ser. N	1.50	11/1/2023	1,000,000	1,003,037
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA, FNMA, FHLMC) Ser. O	1.45	5/1/2023	1,500,000	1,500,818
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.85	11/1/2024	1,250,000	1,253,947
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.95	5/1/2025	1,000,000	1,002,232
New York State Housing Finance Agency, Revenue Bonds, Ser. J	2.50	5/1/2022	1,020,000	1,021,049
New York State Housing Finance Agency, Revenue Bonds, Ser. P	1.60	11/1/2024	5,000,000	5,034,893
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	4,880,000	5,182,961
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 191	3.00	10/1/2024	1,000,000	1,056,408
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2023	1,000,000	1,114,230
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2024	1,000,000	1,152,957
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2023	1,300,000	1,444,711

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
New York - 13.2% (continued)
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,425,000		1,573,038
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2026	1,625,000		1,800,128
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2024	3,750,000		4,280,638
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2023	2,710,000		2,986,258
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; State Street Bank & Trust Co.) Ser. B3	0.02	1/1/2032	350,000	[d]	350,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2024	14,375,000		15,107,239
				125,763,675
North Carolina - .1%
North Carolina Eastern Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	6.00	1/1/2022	1,250,000		1,292,942
Ohio - 2.2%
Allen County Hospital Facilities, Revenue Bonds (Catholic Healthcare) (LOC; Bank of Montreal) Ser. C	0.02	6/1/2034	600,000	[d]	600,000
Allen County Hospital Facilities, Revenue Bonds (Mercy Health) Ser. B	5.00	5/5/2022	3,000,000		3,129,280
American Municipal Power, Revenue Bonds, Refunding, A2	1.00	8/15/2024	2,000,000		2,032,383
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B1	1.85	6/1/2029	2,360,000		2,360,000
Cincinnati School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	1,000,000		1,211,353

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Ohio - 2.2% (continued)
Miami University, Revenue Bonds, Refunding	5.00	9/1/2022	1,590,000	1,609,211
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group)	5.00	1/1/2025	5,000,000	5,137,886
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	1,995,000	2,194,292
Ohio Housing Finance Agency, Revenue Bonds (Neilan Park Apartments)	1.75	6/1/2021	3,150,000	3,150,000
				21,424,405
Oklahoma - 2.5%
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,860,000	2,041,004
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	1,955,000	2,227,320
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,815,000	2,137,343
Tulsa, GO	5.00	3/1/2023	5,000,000	5,424,398
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2024	5,000,000	5,260,479
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2025	6,150,000	6,530,342
				23,620,886
Oregon - 1.2%
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,375,000	2,422,826
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,500,000	2,504,059
Oregon Housing & Community Services Department, Revenue Bonds, Ser. C	3.00	1/1/2052	2,295,000	2,508,033
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	3,635,000	4,049,335
				11,484,253
Pennsylvania - 4.4%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2022	1,500,000	1,582,231
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2024	705,000	806,141

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Pennsylvania - 4.4% (continued)
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2023	950,000		1,047,846
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2022	3,000,000		3,141,722
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2022	1,000,000		1,040,468
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (AICUP Financing Program Gwynedd Mercy University Project)	4.00	5/1/2022	965,000		978,332
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Gwynedd Mercy University Project)	1.13	5/1/2023	1,250,000		1,249,761
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2023	500,000		550,310
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2022	600,000		634,812
Pennsylvania Economic Development Financing Authority, Revenue Bonds	0.74	6/15/2024	4,000,000		4,002,607
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000		5,199,789
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	0.70	8/2/2021	1,250,000		1,250,978
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Shippensburg University of Pennsylvania)	6.00	10/1/2021	2,000,000	[c]	2,038,782
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2024	1,000,000		1,092,687

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Pennsylvania - 4.4% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2023	1,000,000	1,052,835
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2024	500,000	554,934
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2022	225,000	236,143
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2021	200,000	202,912
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C, 1 Month MUNIPSA +.65%	0.70	12/1/2023	3,000,000	[a] 3,029,189
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2023	1,100,000	1,207,816
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. 2020	5.00	9/1/2021	5,000,000	5,058,980
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2023	5,000,000	5,490,073
				41,449,348
Rhode Island - .9%
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,995,000	2,176,117
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	2,585,000	2,857,266
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	0.45	10/1/2023	3,250,000	3,252,134
				8,285,517
South Carolina - 1.2%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	5,450,957
Renewable Water Resources, Revenue Bonds, Refunding	5.00	1/1/2022	1,865,000	[c] 1,918,469
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	3,250,000	3,577,606
				10,947,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Texas - 13.4%
Alvin Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.25	8/15/2022	1,000,000		1,013,698
Amarillo Drainage Utility , Revenue Bonds (Drainage Utility System)	5.00	8/15/2026	420,000		514,306
Amarillo Drainage Utility , Revenue Bonds (Drainage Utility System)	5.00	8/15/2025	375,000		445,409
Amarillo Drainage Utility , Revenue Bonds (Drainage Utility System)	5.00	8/15/2024	370,000		424,898
Austin Affordable Public Facility Corp., Revenue Bonds (Bridge at Turtle Creek)	0.42	12/1/2023	3,350,000		3,356,983
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2021	2,500,000		2,552,969
Austin Airport System, Revenue Bonds, Ser. B	5.00	11/15/2024	600,000		691,405
Central Texas Regional Mobility Authority, BAN	4.00	1/1/2022	4,000,000		4,011,531
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund) Ser. T	0.75	8/15/2050	2,000,000	[b]	1,999,877
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	5.00	11/1/2025	2,500,000		2,984,026
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	5.00	11/1/2026	2,400,000		2,948,299
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	1,000,000		1,113,739
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2024	2,000,000		2,312,724
Dallas Housing Finance Corp., Revenue Bonds	1.25	7/1/2023	2,000,000		2,040,742
Deer Park Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	0.28	10/1/2021	1,000,000		1,000,363
Denton Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.00	8/1/2023	5,000,000		5,187,267
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	1.95	8/1/2022	845,000		863,079
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/1/2022	5,000,000		5,153,488

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Texas - 13.4% (continued)
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	5,000,000	5,182,856
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	1.59	10/1/2022	2,625,000	2,667,910
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2022	1,310,000	1,384,939
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A2	2.25	6/1/2022	3,500,000	3,574,631
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015	2.00	8/1/2025	2,000,000	2,113,493
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.50	8/1/2021	3,500,000	3,512,889
Matagorda County Navigation District No. 1, Revenue Bonds, Refunding	0.90	9/1/2023	3,750,000	3,769,915
New Caney Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	3.00	8/15/2021	3,000,000	3,017,694
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	2,500,000	2,912,638
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	2,500,000	2,690,606
Northside Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.00	6/1/2021	100,000	100,000
Pasadena Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.50	8/15/2024	4,000,000	4,131,040
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	2.25	8/15/2022	3,450,000	3,538,715
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	9,725,000	10,186,164
Round Rock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	1.50	8/1/2021	6,355,000	6,369,364

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Texas - 13.4% (continued)
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,230,000		1,346,187
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,000,000		1,095,996
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000		2,620,284
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. 2019	2.75	12/1/2022	2,250,000		2,332,288
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	2.00	12/1/2021	5,000,000		5,006,311
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2048	4,400,000		4,558,974
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	600,000	[c]	622,645
Texas Department of Housing & Community Affairs, Revenue Bonds (FishPond Living at Corpus Christi)	0.50	6/1/2023	2,000,000		2,005,811
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2025	875,000		1,038,537
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2024	625,000		719,863
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2022	500,000		535,619
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2023	750,000		835,902
Travis County, GO, Refunding	5.00	3/1/2023	1,100,000		1,139,701
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2022	10,000,000		10,346,798
				127,972,573
U.S. Related - .7%
Antonio B. Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	825,000		897,608
Antonio B. Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,000,000		1,051,393
Puerto Rico Highways & Transportation Authority, TRAN, Ser. K	5.00	12/31/2049	2,885,000	[f]	1,467,744

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.3% (continued)
U.S. Related - .7% (continued)
Puerto Rico Housing Finance Authority, Revenue Bonds, Refunding (Puerto Rico Public Housing Project)	5.00	12/1/2023	2,500,000	2,783,586
				6,200,331
Utah - .4%
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. B	5.00	8/1/2024	3,000,000	3,435,448
Virginia - 2.3%
Charles City County Economic Development Authority, Revenue Bonds (Waste Management)	2.40	5/2/2022	1,750,000	1,785,240
Gloucester County Economic Development Authority, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	1,500,000	1,530,206
King George County Economic Development Authority, Revenue Bonds (Waste Management) Ser. A	2.50	6/1/2023	2,000,000	[d] 2,088,367
Peninsula Ports Authority, Revenue Bonds, Refunding (Dominion Terminal Associates Project)	1.70	10/1/2022	4,500,000	4,583,190
Sussex County Industrial Development Authority, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	1,750,000	1,785,240
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,090,000	1,280,689
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2024	1,250,000	1,422,466
Westmoreland County Industrial Development Authority, Revenue Bonds	2.00	6/1/2022	7,500,000	7,568,044
				22,043,442
Washington - 2.6%
Everett Housing Authority, Revenue Bonds (Baker Heights Legacy)	0.30	9/1/2023	1,000,000	999,063
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2025	3,000,000	3,033,491
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2023	1,480,000	1,611,509
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2022	1,500,000	1,561,217
University of Washington, Revenue Bonds, Ser. A	5.00	5/1/2022	7,575,000	7,726,943

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.3% (continued)
Washington - 2.6% (continued)
Vancouver Housing Authority, Revenue Bonds (Anthem Park & Columbia Housing Project)	2.00	6/1/2023	5,000,000		5,068,221
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2024	1,500,000		1,713,030
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2022	1,110,000		1,164,614
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2024	200,000	[b]	231,572
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2025	275,000	[b]	329,119
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2022	250,000	[b]	267,875
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2023	250,000	[b]	279,022
Whatcom County School District No. 502, GO (Insured; School Board Guaranty)	3.00	12/1/2023	1,015,000		1,085,012
				25,070,688
Wisconsin - 1.6%
Howard, NAN	4.00	12/1/2022	5,000,000		5,095,028
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	5,000,000		5,803,613
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.40	11/1/2023	2,000,000		2,000,294
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.50	11/1/2024	2,000,000		1,998,976
				14,897,911
Total Long-Term Municipal Investments (cost $1,000,121,180)			1,012,676,983

Short-Term Municipal Investments - 2.4%
California - .7%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	3.00	6/1/2021	400,000		400,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 2.4% (continued)
California - .7% (continued)
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2022	3,355,000	3,411,937
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2022	2,365,000	2,398,107
				6,210,044
Missouri - .1%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2022	1,000,000	1,010,812
New York - 1.6%
Board of Cooperative Educational Services for the Sole Supervisory District, RAN (Insured; State Aid Withholding)	2.00	6/23/2021	5,000,000	5,005,309
East Ramapo Central School District, GO (Insured; State Aid Withholding)	1.25	5/5/2022	1,250,000	1,260,527
East Ramapo Central School District, GO (Insured; State Aid Withholding)	1.25	5/5/2022	1,600,000	1,613,475
Suffolk County, TAN, Ser. I	2.00	7/22/2021	4,330,000	4,340,906
Suffolk County, TAN, Ser. II	2.00	8/19/2021	3,000,000	3,011,097
				15,231,314
Washington - .0%
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2021	200,000	[b] 204,775
Total Short-Term Municipal Investments (cost $22,640,128)			22,656,945
Total Investments (cost $1,022,761,308)			108.7%	1,035,333,928
Liabilities, Less Cash and Receivables			(8.7%)	(82,448,642)
Net Assets			100.0%	952,885,286

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $23,859,798 or 2.5% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing—security in default.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities: †
Municipal Securities	−	1,035,333,928	−	1,035,333,928

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2021, accumulated net unrealized appreciation on investments was $12,572,620, consisting of $14,318,535 gross unrealized appreciation and $1,745,915 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.